VIA EDGAR

May 4, 2009

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  FS Variable Separate Account ("Registrant")
     First SunAmerica Life Insurance Company ("Depositor")
     Polaris II A-Class Platinum Series Variable Annuity
     File No. 333-128124 and 811-08810

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2009 for Registrant on behalf of the Polaris II A-Class Platinum Series Variable Annuity contains no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on May 1, 2009, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6259.


Very truly yours,


/s/ Helena Lee
-----------------
Helena Lee
Counsel